Operating segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Restructuring costs	$ (3)	$ (4)
Profit/ (loss) before income tax	67	(153)
Income tax expense	(37)	(31)
Share of profit/ (loss) of equity-accounted investees (net of tax)	2	(4)
Profit/ (loss) for the period	30	(184)
Reportable segments
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	393	301
Regional corporate costs	(178)	(175)
Net other income	10	4
Depreciation and amortization	(81)	(74)
Share-based compensation expenses	(141)	(176)
Impairment losses on goodwill and non-financial assets		0
Restructuring costs	(3)	(4)
Legal, tax and regulatory settlement provisions	(8)	(3)
Costs related to mergers and acquisitions	(6)	(4)
Profit/ (loss) before income tax	(14)	(131)
Income tax expense	(37)	(31)
Net finance income	44	40
Foreign exchange gain/ (loss)	35	(58)
Share of profit/ (loss) of equity-accounted investees (net of tax)	2	(4)
Profit/ (loss) for the period	30	(184)
Reportable segments | Deliveries
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	126	84
Reportable segments | Mobility
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	323	267
Reportable segments | Financial services
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	$ (56)	(52)
Reportable segments | Others
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA		$ 2